Retirement Plans - Reconciliation of Benefit Obligation, Plan Assets, and Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in plan assets:
Assets at fair value, Ending balance	$ 329,078	$ 278,991
Domestic Pension Plans [Member]
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Accumulated benefit obligation	264,828	269,657
Change in projected benefit obligation:
Projected benefit obligation, Beginning balance	274,497	253,574
Service cost	2,435	2,735	2,749
Interest cost	11,046	11,935	12,246
Benefits paid	(13,526)	(17,106)
Actuarial (gain)/ loss	(5,473)	23,359
(Gain)/loss due to curtailment	(4,151)
Foreign exchange impact and other
Projected benefit obligation, Ending balance	264,828	274,497	253,574
Change in plan assets:
Accumulated benefit obligation	264,828	269,657
Assets at fair value, Beginning balance	265,622	248,630
Actual return on assets	62,012	30,067
Company contributions	103	4,031
Benefits paid	(13,526)	(17,106)
Foreign exchange impact and other
Assets at fair value, Ending balance	314,211	265,622	248,630
Funded status (plan assets less projected benefit obligations)	49,383	(8,875)
Foreign Pension Plans [Member]
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Accumulated benefit obligation	15,150	15,207
Change in projected benefit obligation:
Projected benefit obligation, Beginning balance	16,220	14,335
Service cost	110	125	141
Interest cost	536	571	598
Benefits paid	(1,297)	(661)
Actuarial (gain)/ loss	295	1,190
(Gain)/loss due to curtailment
Foreign exchange impact and other	163	660
Projected benefit obligation, Ending balance	16,027	16,220	14,335
Change in plan assets:
Accumulated benefit obligation	15,150	15,207
Assets at fair value, Beginning balance	13,369	11,476
Actual return on assets	209	456
Company contributions	2,307	1,563
Benefits paid	(1,297)	(661)
Foreign exchange impact and other	279	535
Assets at fair value, Ending balance	14,867	13,369	11,476
Funded status (plan assets less projected benefit obligations)	(1,160)	(2,851)
Other Postretirement Benefit Plan [Member]
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Accumulated benefit obligation	4,916	5,665
Change in projected benefit obligation:
Projected benefit obligation, Beginning balance	5,666	5,366
Service cost	7	9	15
Interest cost	223	255	287
Benefits paid	(182)	(190)
Actuarial (gain)/ loss	(798)	226
Projected benefit obligation, Ending balance	4,916	5,666	5,366
Change in plan assets:
Accumulated benefit obligation	4,916	5,665
Assets at fair value, Beginning balance
Actual return on assets
Company contributions	182	190
Benefits paid	(182)	(190)
Other
Assets at fair value, Ending balance
Funded status (plan assets less projected benefit obligations)	$ (4,916)	$ (5,666)